LONG-TERM DEBT AND CREDIT FACILITY - Schedule of Contractual Maturities (Details) - USD ($)			12 Months Ended
	Jun. 27, 2019	Mar. 16, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount of long-term debt			$ 408,500,000	$ 398,500,000
Borrowing costs capitalised			23,000,000	28,100,000
Unamortized Deferred Transactions Costs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowing costs capitalised			4,100,000	5,000,000
7.0% Senior Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount of long-term debt		$ 400,000,000	400,000,000	400,000,000
Contractual cash flows			554,000,000	582,000,000
Borrowing costs capitalised		$ 6,400,000
7.0% Senior Notes | Less than One Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			28,000,000	28,000,000
7.0% Senior Notes | 1-2 yrs2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			56,000,000	56,000,000
7.0% Senior Notes | 3-4 yrs3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			56,000,000	56,000,000
7.0% Senior Notes | Greater than 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			414,000,000	442,000,000
Caterpillar Finance Corporation Equipment Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate	5.23%
Carrying amount of long-term debt			20,700,000	0
Contractual cash flows			23,300,000	0
Borrowing costs capitalised	$ 300,000
Caterpillar Finance Corporation Equipment Loan | Unamortized Deferred Transactions Costs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowing costs capitalised				0
Caterpillar Finance Corporation Equipment Loan | Less than One Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			5,600,000	0
Caterpillar Finance Corporation Equipment Loan | 1-2 yrs2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			10,500,000	0
Caterpillar Finance Corporation Equipment Loan | 3-4 yrs3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			7,200,000	0
Caterpillar Finance Corporation Equipment Loan | Greater than 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			$ 0	$ 0
Fixed interest rate | 7.0% Senior Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate		7.00%	7.00%